Reporting Entity - Summary of Information of Subsidiaries having Significant Non controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Current assets	₩ 6,982,077	₩ 10,123,037
Non-current assets	19,934,623	22,736,529
Current liabilities	9,596,471	15,859,084
Non-current liabilities	9,480,991	8,927,675
Book value of non-controlling interests	1,235,114	1,530,546
Revenue	25,810,082	26,615,347	₩ 21,330,819
Loss for the year	303,807	(2,409,300)	(2,576,729)
Loss attributable to non-controlling interests	77,495	153,306	157,013
Cash flows from operating activities	2,352,083	2,411,761	1,682,748
Cash flows from (used in) investing activities	(978,619)	(1,363,248)	(2,589,336)
Cash flows from (used in) financing activities	(1,963,387)	(1,334,305)	1,350,863
Effect of exchange rate fluctuations on cash and cash equivalents	(18,074)	208,325	(11,402)
Beginning Balance	2,021,640	2,257,522	1,824,649
Ending Balance	1,572,058	2,021,640	2,257,522
Non-controlling interests [member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Loss for the year	₩ 77,495	₩ 153,306	₩ 157,013
Non-controlling interests [member] | LG Display High Tech China Co Ltd [Member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Percentage of ownership in non-controlling interests (%)	30.00%	30.00%	30.00%
Current assets	₩ 6,157,564	₩ 5,666,246	₩ 3,796,310
Non-current assets	1,417,955	1,964,675	2,621,361
Current liabilities	1,114,830	2,193,788	978,596
Non-current liabilities	2,521,096	1,806,321	2,586,633
Net assets	3,939,593	3,630,812	2,852,442
Book value of non-controlling interests	1,180,491	1,087,857	854,346
Revenue	2,422,181	2,482,999	2,432,838
Loss for the year	236,175	432,402	374,836
Loss attributable to non-controlling interests	70,853	129,721	112,451
Cash flows from operating activities	786,058	1,252,886	777,354
Cash flows from (used in) investing activities	(514,457)	(1,290,367)	365,898
Cash flows from (used in) financing activities	(180,756)	(213,400)	(979,167)
Effect of exchange rate fluctuations on cash and cash equivalents	4,682	19,378	(3,571)
Net increase (decrease) in cash and cash equivalents	95,527	(231,503)	160,514
Beginning Balance	82,572	314,075	153,561
Ending Balance	₩ 178,099	₩ 82,572	₩ 314,075